Tree Ring Stock Fund
FUND SUMMARY - Tree Ring Stock Fund
Investment Objective:
The Fund’s objective is long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Tree Ring Stock Fund Tree Ring Stock Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	none
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Tree Ring Stock Fund Tree Ring Stock Fund
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	1.71%	[1]
Total Annual Fund Operating Expenses	2.71%
Fee Waiver and/or Expense Reimbursement	(1.21%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.50%
[1]	Estimated for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2019, to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.50%. This fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years
Tree Ring Stock Fund | Tree Ring Stock Fund | USD ($)	153	474

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in stock. The adviser defines “stock” as common stock of U.S. companies and sponsored American Depositary Receipts (“ADRs”). An ADR is a receipt issued by a bank or trust company that represents an ownership interest in stock of a foreign company, and is an alternative to purchasing directly underlying foreign securities in their national markets and currencies. Although ADRs represent securities traded on a foreign exchange outside of the U.S., they are purchased on U.S. based markets. This 80% investment policy is non-fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

The Fund will invest primarily in what the adviser believes are undervalued mid- to large-cap companies. The adviser selects stocks that it believes are undervalued based on its fundamental, bottom-up research. The adviser invests the Fund’s portfolio in stocks that it believes, based on its proprietary research and analysis, have a high potential for growth relative to a stock’s market price at the time of purchase. The adviser will sell a stock when it reaches its estimated intrinsic value as determined by the adviser’s proprietary research and analysis. The adviser examines various value characteristics in its review of a company’s operating and financial fundamentals such as length of operating history, return on equity, earnings growth and cash flow growth.

The Fund will typically have fewer than 30 investments at any time. In general, the adviser buys securities that it believes are undervalued and sells a security if its price target is achieved, if the fundamentals have deteriorated or if, in the opinion of the adviser, the security is no longer attractive for investment purposes. The adviser seeks to manage risk not in terms of managing the volatility of the Fund, but by avoiding a large loss that it refers to as a “permanent loss of capital.” The adviser generally believes a permanent loss of capital occurs when the price the Fund pays for a security is higher than the adviser’s estimate of intrinsic value based on current market conditions.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.

ADR Risk. In addition to the risks of investing in foreign securities discussed below, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR, or selling it quickly and efficiently at the prices at which it has been valued. ADRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading. Certain ADRs are not listed on an exchange and therefore may be considered to be illiquid.

ADR Currency Risk. Although an ADR is priced in the US dollar, movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

Foreign Securities Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on the Fund’s net asset value than if the Fund held a greater number of issuers.

Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller sized issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Large Capitalization Stock Risk. Larger more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Risk. The adviser’s judgments about the attractiveness, value and potential appreciation of a particular security in which the Fund invests or sells may prove to be incorrect and may not produce the desired results.

Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

Medium Capitalization Stock Risk. Stocks of medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general. These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group. Investing in lesser-known, medium capitalization companies involves greater risk of volatility of the Fund’s net asset value than is customarily associated with larger, more established companies. Often medium capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Sector Risk. The value of securities from a specific sector can be more volatile than the market as a whole and may be subject to economic or regulatory risks different than the economy as a whole.

Value Investing Risk. The adviser’s assessment of a stock’s intrinsic value may never be fully recognized or realized by the market, and a stock judged to be undervalued or overvalued may actually be appropriately priced or its price may decline.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.treeringcapital.net or by calling 1-855-58-TREEX.